Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)		Sep. 30, 2025	Mar. 31, 2025
Statement of Financial Position [Abstract]
Net of unamortized discounts		$ 273,050	$ 0
Ordinary Shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary Shares, shares authorized (in Shares)	[1]	150,000,000	150,000,000
Ordinary Shares, shares issued (in Shares)	[1]	127,059,246	126,276,372
Ordinary Shares, shares outstanding (in Shares)	[1]	122,730,852	121,947,978

[1]	Giving retroactive effect to reverse recapitalization effected on February 13, 2025.